Leases - Additional Information (Details) - USD ($) $ in Millions	Jul. 28, 2022	May 16, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Amended operating lease right-of-use assets					$ 1.3
Amended finance lease right-of-use assets					3.2
Amended operating lease, liability					1.3
Amended finance lease, liability					$ 3.2
Lease commitments			$ 7.0
Additional lease commitments			$ 3.5
Atlas Sand Company LLC [Member]
Lessee, Lease, Description [Line Items]
Amended operating lease right-of-use assets				$ 1.3
Amended finance lease right-of-use assets				3.2
Amended operating lease, liability				1.3
Amended finance lease, liability				3.2
Lease commitments				6.4
Additional lease commitments				$ 6.0
Capital lease obligation current						$ 1.5
Atlas Sand Company LLC [Member] | Other Current Liabilities [Member]
Lessee, Lease, Description [Line Items]
Capital lease obligation current						0.3
Atlas Sand Company LLC [Member] | Other Noncurrent Liabilities [Member]
Lessee, Lease, Description [Line Items]
Capital lease obligation current						$ 0.3
Maximum [Member]
Lessee, Lease, Description [Line Items]
Term of contract			7 years
Maximum [Member] | Atlas Sand Company LLC [Member]
Lessee, Lease, Description [Line Items]
Term of contract				7 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Term of contract			4 years
Minimum [Member] | Atlas Sand Company LLC [Member]
Lessee, Lease, Description [Line Items]
Term of contract				4 years
Stonebriar Commercial Finance Member
Lessee, Lease, Description [Line Items]
Lease commitments			$ 34.1
Stonebriar Commercial Finance Member | Atlas Sand Company LLC [Member]
Lessee, Lease, Description [Line Items]
Lease commitments				$ 16.8
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Lessee, Lease, Description [Line Items]
Debt Instrument, Basis Spread on Variable Rate	8.00%	8.00%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Atlas Sand Company LLC [Member]
Lessee, Lease, Description [Line Items]
Debt Instrument, Basis Spread on Variable Rate	8.00%	8.00%
Transportation and Logistics Equipment Member | Stonebriar Commercial Finance Member
Lessee, Lease, Description [Line Items]
Purchases of dredges and related equipment		$ 70.0
Transportation and Logistics Equipment Member | Stonebriar Commercial Finance Member | Atlas Sand Company LLC [Member]
Lessee, Lease, Description [Line Items]
Purchases of dredges and related equipment		$ 70.0
Dredges and Related Equipment Member
Lessee, Lease, Description [Line Items]
Purchases of dredges and related equipment	$ 10.0
Dredges and Related Equipment Member | Atlas Sand Company LLC [Member]
Lessee, Lease, Description [Line Items]
Purchases of dredges and related equipment	$ 10.0